LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Leases Commitment
2025	¥ 4,016,688	$ 550,283
2026	2,291,689	313,960
2027	542,922	74,380
Total lease payments	6,851,299	938,623
Less: imputed interest	(178,127)	(24,403)
Present value of lease liabilities	6,673,172	914,220	¥ 7,712,532
Operating lease liabilities - current	3,891,976	533,198	3,741,247
Operating lease liabilities - non-current	¥ 2,781,196	$ 381,022	¥ 3,971,285